CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 651,035	$ 217,734	$ 161,656
Restricted cash	21,853	1,853	1,853
Accounts receivable, net	15,287	30,848	13,207
Inventory	141,063	205,746	115,551
Prepaid expenses and other current assets	17,808	9,149	5,214
Total current assets	847,046	465,330	297,481
Property and equipment, net	9,783	7,828	7,673
Intangible assets, net	297	572	3,945
Goodwill	78,172	78,172	78,172
Operating lease right-of-use assets	15,437
Other assets	12,472	11,485	5,573
Total assets	963,207	563,387	392,844
Current Liabilities:
Accounts payable	20,133	18,987	14,824
Accrued expenses	40,898	38,491	21,565
Vehicle floorplan	109,783	173,461	95,482
Deferred revenue	15,488	17,323	6,421
Current portion of long-term debt		135	8,386
Operating lease liabilities, current	4,640
Other current liabilities	13,115	11,572
Total current liabilities	204,057	259,834	152,295
Long-term debt, net of current portion		181	16,045
Operating lease liabilities, excluding current portion	11,750
Other long-term liabilities	1,965	3,073
Total liabilities	217,772	262,907	170,610
Commitments and contingencies
Redeemable convertible preferred stock		874,332	519,100
Stockholders' (deficit) equity:
Common stock	119	8	8
Additional paid-in-capital	1,424,675
Accumulated deficit	(679,359)	(573,860)	(296,874)
Total stockholders' (deficit) equity	745,435	(573,852)	(296,866)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	$ 963,207	563,387	392,844
Previously Reported
Current Liabilities:
Other current liabilities		11,437	5,617
Other long-term liabilities		$ 2,892	$ 2,270